Allowance for Loan Losses (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Allowance for Loan and Lease Losses [Roll Forward]
Balance at beginning of period				$ 11,820					$ 11,820
Provision for loan losses	$ 160	$ 171	$ 170	160	$ 417	$ 880	$ 582	$ 311	661	$ 2,190	$ 2,509
Balance at end of period	12,334				11,820				12,334	11,820
Allowance for loan losses [Member]
Allowance for Loan and Lease Losses [Roll Forward]
Balance at beginning of period				11,820				9,863	11,820	9,863	7,797
Provision for loan losses									661	2,190	2,509
Loans charged-off									(239)	(450)	(557)
Recoveries of loans previously charged-off									92	217	114
Balance at end of period	12,334				11,820				12,334	11,820	9,863
Real estate: Residential - 1 to 4 family [Member]
Allowance for Loan and Lease Losses [Roll Forward]
Balance at beginning of period				1,149				1,036	1,149	1,036	955
Provision for loan losses									43	293	109
Loans charged-off									(102)	(208)	(102)
Recoveries of loans previously charged-off									3	28	74
Balance at end of period	1,093				1,149				1,093	1,149	1,036
Real estate: Multi-family and commercial [Member]
Allowance for Loan and Lease Losses [Roll Forward]
Balance at beginning of period				5,724				5,033	5,724	5,033	3,607
Provision for loan losses									903	631	1,691
Loans charged-off									0	(50)	(289)
Recoveries of loans previously charged-off									0	110	24
Balance at end of period	6,627				5,724				6,627	5,724	5,033
Real estate: Construction [Member]
Allowance for Loan and Lease Losses [Roll Forward]
Balance at beginning of period				952				516	952	516	254
Provision for loan losses									(319)	436	262
Loans charged-off									0	0	0
Recoveries of loans previously charged-off									0	0	0
Balance at end of period	633				952				633	952	516
Commercial Business [Member]
Allowance for Loan and Lease Losses [Roll Forward]
Balance at beginning of period				3,266				2,625	3,266	2,625	2,382
Provision for loan losses									40	632	393
Loans charged-off									(79)	(68)	(165)
Recoveries of loans previously charged-off									81	77	15
Balance at end of period	3,308				3,266				3,308	3,266	2,625
Consumer [Member]
Allowance for Loan and Lease Losses [Roll Forward]
Balance at beginning of period				$ 729				$ 653	729	653	599
Provision for loan losses									(6)	198	54
Loans charged-off									(58)	(124)	(1)
Recoveries of loans previously charged-off									8	2	1
Balance at end of period	$ 673				$ 729				$ 673	$ 729	$ 653